Expense Example - FEDFUND - Mischler Financial Group Shares	Dec. 15, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	105
Expense Example, with Redemption, 10 Years	$ 241